Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating activities:
Net (loss) income	$ (5,763,745)	$ (5,730,751)	$ 2,326,597
Adjustments:
Depreciation on property and equipment	77,199	82,425	26,214
Amortization of right-of-use assets – finance lease	63,767	68,098	79,521
Gain on disposal of right-of-use assets – finance lease			(3,686)
Gain on disposal of a motor vehicle		(2,003)
Change in cash value of life insurance policy	(6,339)	(6,333)	(5,140)
Expected credit loss allowance	1,130,467	836,720	30,075
Deferred income tax benefit	(197,270)	(80,154)	(183)
Previously deferred IPO cost that expensed in the year			370,957
Change in working capital items:
Change in accounts receivable	1,906,151	(2,862,829)	1,724,503
Change in contract assets	5,599,106	(652,491)	(3,692,174)
Change in deposits, prepayments and other assets	415,254	(465,131)	17,856
Change in accounts payable	(2,916,568)	798,799	1,282,131
Change in income tax payable	513,739	(231,225)	247,080
Change in accrued expenses and other current liabilities	(38,625)	275,679	53,438
Cash provided (used in) by operating activities	783,136	(7,969,196)	2,457,189
Investing activities:
Purchase of property and equipment			(1,147,262)
Sales proceeds from disposal of a motor vehicle		10,256
Cash provided by (used in) investing activities		10,256	(1,147,262)
Financing activities:
Proceeds from new bank and other borrowings	12,074,745	16,501,786	23,383,104
Repayment of bank and other borrowings	(12,624,840)	(15,727,101)	(21,852,990)
Principal payments for lease liabilities	(66,150)	(67,372)	(119,465)
Advances from a related party	1,230,990		1,058,733
Repayments to a related party		(1,108,692)	(2,730,449)
Issuance of shares		9,493,125
Payment for offering cost		(1,963,397)	(292,304)
Cash provided by (used in) financing activities	614,745	7,128,349	(553,371)
Net increase (decrease) in cash and cash equivalents	1,397,881	(830,591)	756,556
Cash and cash equivalents as of beginning of the year	249,923	1,080,514	323,958
Cash and cash equivalents as of the end of the year	1,647,804	249,923	1,080,514
Supplementary Cash Flows Information
Cash paid for income tax		231,225	402,038
Cash paid for interest	346,696	508,810	286,090
Supplemental of Non-Cash Investing and Financing Activities
Proceeds from disposal of Right-of-use assets – finance lease received by a director on behalf of the Company			51,282
Dividend declared and offset against due from major shareholder		$ 1,108,692	$ 1,711,225